General Information - Revision of comparative figures (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity attributable to owners of the Company	€ 78,935		€ 88,560
Deferred income	47,549		51,371
Revenue	4,519	€ 4,450
Result for the year	(10,079)	(7,658)
Equity	78,935	34,821	88,560	€ 41,390
Changes in working capital	6,721	9,224
Accumulated Deficit
Result for the year	(10,079)	(7,658)
Equity	€ (436,231)	€ (408,190)	€ (427,158)	€ (400,850)